Cash Equivalents (Policies)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Policy Text Block [Abstract]
Cash and Cash Equivalents	Cash Equivalents The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.

Cash Equivalents The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.